SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive	$ 167,269,617	$ 386,326,226	$ 482,106,383
Non-vested restricted shares
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive	38,183,882	40,464,927	47,183,592
Share Options
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive	129,085,735	99,161,181	57,839,459
Convertible senior notes
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive		$ 246,700,118	$ 377,083,332